Lease liabilities - Disclosure of quantitative information about lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about lease liabilities [Line Items]
Current portion	€ 10,041	€ 9,863
Non-current portion	29,154	28,841
LeaseLiabilities	€ 39,195	€ 38,704